Segment Information (Tables)	12 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Schedule of Multiple Revenue Streams

The Company are mainly engaged in the business of providing IT related service to customers. Since the nature, the business processes and the marketing channel of the services are substantially similar, the Company are considered as operating in a single reportable segment with revenues derived from multiple revenue streams.

				(Successor)	(Predecessor)
	For the year ended September 30, 2025		For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	US$	HK$	HK$	HK$
System development	4,162,140	534,918	5,903,175	5,969,112	—
NFT	—	—	2,600,000	1,585,000	—
Web and mobile application development	—	—	800,000	—	—
Hardware installation	967,210	124,305
AI-OCR development	195,750	25,158	807,880	80,970	—
Technological support and maintenance service and other services	2,070,968	266,160	2,243,517	1,054,667	—
	7,396,068	950,541	12,354,572	8,689,749	—